RELATED PARTY TRANSACTIONS - Founder Shares (Details)				3 Months Ended	10 Months Ended
	Jan. 21, 2026	Aug. 15, 2025 $ / shares shares	Mar. 28, 2025 USD ($) D $ / shares shares	Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Sep. 05, 2025 shares
Class B ordinary shares
RELATED PARTY TRANSACTIONS
Share split ratio				1	1
Common shares, outstanding				7,666,667	7,666,667
Class A ordinary shares
RELATED PARTY TRANSACTIONS
Common shares, outstanding				0	0
Founder shares
RELATED PARTY TRANSACTIONS
Restrictions on transfer period of time after business combination completion			1 year
Founder shares | Class B ordinary shares
RELATED PARTY TRANSACTIONS
Share split ratio		1.33
Number of shares transferred		13,333
Transfer price per share | $ / shares		$ 43.48
Common shares, outstanding		7,666,667
Shares held by each independent director		40,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by stockholders		25.00%
Number of shares no longer subject to forfeiture						1,000,000
Founder shares | Class B ordinary shares | Maximum
RELATED PARTY TRANSACTIONS
Number of shares subject to forfeiture		1,000,000
Founder shares | Class A ordinary shares
RELATED PARTY TRANSACTIONS
Stock price trigger (in dollars per share) | $ / shares			$ 12
Threshold number of trading days | D			20
Threshold number of consecutive trading days | D			30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences | D			150
Founder shares | Sponsor
RELATED PARTY TRANSACTIONS
Percentage of equity interest forfeited	15.00%
Founder shares | Sponsor | Class B ordinary shares
RELATED PARTY TRANSACTIONS
Consideration received from sponsor | $			$ 25,000	$ 25,000	$ 25,000
Issuance of ordinary shares (shares)			5,750,000
Common shares, outstanding		7,546,667
Number of shares no longer subject to forfeiture						1,000,000